Derivative Financial Instruments - Free-Standing, Contingent Features and Counterparty Credit Risk (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended		96 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Derivative financial instruments
Counterparty credit risk adjustments	$ 100	$ 0	$ 200	$ 200	$ 200	$ 0
Visa | Class B shares
Derivative financial instruments
Number of shares sold			274,000				0
Interest rate swaps | Maximum
Derivative financial instruments
Collateral thresholds for derivative agreements with credit risk related contingent features	500		$ 500		500		$ 500
Derivatives Not Designated as Hedging Instruments | Interest rate swaps
Derivative financial instruments
Notional Amount	1,062,236		1,062,236		682,621	384,801	682,621
Positive fair value, derivative asset	32,400		32,400		10,900		10,900
Fair value loss (derivative liability)	35,600		35,600		14,100		$ 14,100
Net interest expense on derivative	$ 300	300	$ 800	900	$ 1,200	$ 1,200
Derivatives Not Designated as Hedging Instruments | Interest rate swaps | Minimum
Derivative financial instruments
Fixed interest rate (as a percent)	0.53%		0.53%		1.34%	1.25%	1.34%
Derivatives Not Designated as Hedging Instruments | Interest rate swaps | Maximum
Derivative financial instruments
Fixed interest rate (as a percent)	4.90%		4.90%		4.90%	4.87%	4.90%
Derivatives Not Designated as Hedging Instruments | Interest rate swaps | Customer swap program
Derivative financial instruments
Notional Amount	$ 1,000,000		$ 1,000,000		$ 652,600	$ 354,800	$ 652,600
Positive fair value, derivative asset	32,400		32,400		10,900	4,100	10,900
Fair value loss (derivative liability)	32,400		32,400		10,900	4,100	$ 10,900
Upfront fees on the dealer swap	700	$ 600	4,300	$ 2,700	$ 3,500	$ 3,300
Derivatives Not Designated as Hedging Instruments | Funding Swap (Visa Derivative)
Derivative financial instruments
Notional Amount	35,784		35,784
Fair value loss (derivative liability)	$ 7,900		$ 7,900